Investments in real estate, net (Details 2)	12 Months Ended
	Dec. 31, 2011 sqft project	Dec. 31, 2010 sqft
Rental properties, construction in progress, and land held for future development
Number of largest projects included in preconstruction	2
Square feet undergoing preconstruction activities (in square feet)	2,700,000	3,000,000
Square feet undergoing preconstruction activities additionally held (in square feet)	3,000,000
Rentable square feet, development properties (in square feet)	818,020	475,818
Rentable square feet undergoing active redevelopment (in square feet)	919,857	755,463
Rentable square feet of construction projects in India and China (in square feet)	817,000	973,000
Alexandria Center for Life Science-New York City
Rental properties, construction in progress, and land held for future development
Square feet undergoing preconstruction activities (in square feet)	407,000
Rentable square feet, development properties (in square feet)	385,000
Edinburgh, Scotland
Rental properties, construction in progress, and land held for future development
Rentable square feet, development properties (in square feet)	636,000
China
Rental properties, construction in progress, and land held for future development
Square feet undergoing preconstruction activities additionally held (in square feet)	2,000,000
Alexandria Center at Kendall Square in East Cambridge, Massachusetts
Rental properties, construction in progress, and land held for future development
Square feet undergoing preconstruction activities (in square feet)	1,600,000